April 25, 2012	Adam M. Schlichtmann
617-951-7114
617-235-7346 fax
adam.schlichtmann@ropesgray.com

By EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: Western Asset Funds, Inc. (Registration Nos. 33-34929 and 811-06110) (the “Corporation”)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Corporation pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 48 to the Corporation’s Registration Statement under the Securities Act and Amendment No. 50 to the Corporation’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 48/50”).

This Amendment No. 48/50 is being filed with respect to each series of the Corporation except for the Western Asset Asian Opportunities Fund series. We have assisted the Corporation in the preparation of this Amendment No. 48/50. In our view, this Amendment No. 48/50 does not contain disclosures that would render it ineligible to become effective pursuant to (b) of Rule 485 under the Securities Act. Pursuant to the provisions of Rule 485(b) under the Securities Act, it is intended that this Amendment No. 48/50 become effective on April 29, 2012.

No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me at (617) 951-7114.

Regards,

/s/ Adam Schlichtmann

Adam M. Schlichtmann